Significant related party transactions and balances (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant related party transactions and balances
Interest expense - related parties (Note 24)	$ 22,685	$ 55,829
Amber Global Ltd
Significant related party transactions and balances
Interest expense - related parties (Note 24)		41,878
Gamma Digital Ltd
Significant related party transactions and balances
Service income	(4,500)
Amber Technologies Service Pte Ltd
Significant related party transactions and balances
Service income	(29,625)
WhaleFin Markets Ltd
Significant related party transactions and balances
Outsourcing / support fees	(47,761)
Whalefin Technologies Ltd
Significant related party transactions and balances
Interest expense - related parties (Note 24)	22,685
Revenue	(1,549,321)	(554,381)
Cost of sales	20,382	13,940
Other income	(4,043)	(2,500)
Amber Technologies North America Ltd
Significant related party transactions and balances
Outsourcing / support fees	6,718
Amber Technologies Limited
Significant related party transactions and balances
Revenue		(1,370,178)
Cost of sales		29,613
Lead Accelerating Limited
Significant related party transactions and balances
Revenue	(2,871,129)
Cost of sales	14,131
Amber Technologies Global Pte Ltd
Significant related party transactions and balances
Interest expense - related parties (Note 24)		13,951
Outsourcing / support fees		$ 29,573
RigSec Technology Limited
Significant related party transactions and balances
Service fee	$ 58,500